Goodwill and Intangible Assets - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 154	$ 154
Wholesale Propane Logistics [Member]
Goodwill [Line Items]
Goodwill	37	37
Natural Gas Services [Member]
Goodwill [Line Items]
Goodwill	82	82
NGL Logistics [Member]
Goodwill [Line Items]
Goodwill	$ 35	$ 35